TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

NOTE 3 - TRADE AND OTHER RECEIVABLES

	December 31,
	2020	2019
	U.S. dollars in thousands
Trade receivables:
Open accounts	$9,554	$8,996
Checks receivable	—	37
	9,554	9,033
Less - allowance for doubtful accounts	788	493
	$8,766	$8,540
Presented in the statements of financial position as follows:
Under current assets	$8,354	$8,384
Under non-current assets	412	156
	$8,766	$8,540

	December 31,
	2020	2019
	U.S. dollars in thousands
Other receivables:
Institutions	$985	$591
Advances to suppliers	370	236
Employees	151	114
Prepaid expenses	637	411
Miscellaneous	108	52
	$2,251	$1,404

The Group’s exposure to credit risk, currency risk and impairment loss in respect of trade and other receivables is described in Note 20.